SHARE BASED COMPENSATION EXPENSES - Valuation assumptions (Details)		12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		99.62%
Risk-free interest rate	1.79%
Dilution factor	0.9203
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		96.49%
Expected term from grant date (in years)		3 years 6 months
Fair value	$ 7.01	$ 7.01
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term from grant date (in years)		6 years
Fair value	$ 8.26	$ 8.26